OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Schedule of composition of other financial liabilities
The composition of other financial liabilities is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current
(a) Interest bearing loans	292,982	629,106
(b) Lease Liability	301,537	173,735
(c) Hedge derivatives	1,544	—
Total current	596,063	802,841

Non-current
(a) Interest bearing loans	3,675,212	3,936,320
(b) Lease Liability	2,666,457	2,042,719
Total non-current	6,341,669	5,979,039

Schedule of currency balances of interest bearing loans
Obligations with credit institutions and debt instruments:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Current
Bank loans (2)	53,141	353,284
Guaranteed obligations	28,697	17,887
Other guaranteed obligations (1)(2)	67,005	66,239
Subtotal bank loans	148,843	437,410
Obligation with the public (2)	34,731	33,383
Financial leases	109,304	156,285
Other loans	104	2,028
Total current	292,982	629,106

Non-current
Bank loans (2)	976,293	1,032,711
Guaranteed obligations	275,225	307,174
Other guaranteed obligations (1)	363,345	408,065
Subtotal bank loans	1,614,863	1,747,950
Obligation with the public (2)	1,268,107	1,256,416
Financial leases	792,242	931,954
Total non-current	3,675,212	3,936,320
Total obligations with financial institutions	3,968,194	4,565,426
(1)The committed "Revolving Credit Facility (RCF)" is guaranteed by collateral composed of aircraft, engines and spare parts, which was fully drawn until November 3, 2022. Once emerged from Chapter 11, the line was fully paid and of December 31, 2023 and December 31, 2022, it is available to be used.

(2)On March 14, 2022, a new consolidated and modified text of the Existing DIP Credit Agreement (the “New Consolidated and Modified DIP Credit Agreement”) was submitted to the Court for its approval. The New Consolidated and Amended DIP Credit Agreement (i) fully refinanced and replaced the existing Tranches A, B and C in the Existing DIP Credit Agreement; (ii) contemplated a maturity date in accordance with the calendar that the Debtors anticipated to emerge from the Chapter 11 Procedure; and (iii) included certain reductions in fees and interest compared to the Existing DIP Credit Agreement and the Recast and Amended DIP Initial Financing Proposal. The obligations under the DIP were secured by assets owned by LATAM and certain of its affiliates, including, but not limited to, shares, certain engines and spare parts.

On April 8, 2022, a consolidated and modified text was signed(the "Recast and Modified DIP Credit Agreement”) of the Original DIP Credit Agreement, which modified and consolidated said agreement and repaid the obligations pending payment under it. (that is, under its Tranches A, B and C). The total amount of the Consolidated and Modified DIP Credit Agreement was US$3.700 million. The Consolidated and Amended DIP Credit Agreement (i) included certain reductions in fees and interest compared to the Existing DIP Credit Agreement; and (ii) contemplated an expiration date in accordance with the calendar that LATAM anticipated to emerge from the Chapter 11 Procedure. Regarding the latter, the scheduled expiration date of the Consolidated and Modified DIP Credit Agreement was August 8, 2022, subject to to possible extensions that, in certain cases, had a deadline of November 30, 2022.

Likewise, on April 8, 2022, the initial disbursement took place under the Consolidated and Modified DIP Credit Agreement for the amount of MUS$2,750. On April 28, 2022, an amendment to said contract was signed, extending the expiration date from August 8, 2022 to October 14, 2022.

On October 12, 2022, said Consolidated and Modified DIP Credit Agreement was repaid in its entirety with the DIP-to-Exit financing, which contemplated bridge financing for senior secured bonds maturing in 2027 for MUS$750, MUS$750 in other bridge financing for senior secured notes due 2029, a MUS$750 Term Financing, a financing called Junior DIP, for a total of MUS$1,146 , and, lastly, a US Revolving Credit Facility MUS$500, which is not drawn. The DIP-to-exit financing was collateralized by assets owned by LATAM and certain of its affiliates. Of these, the Junior DIP contemplated a subordinate priority to the rest of the credits.

On October 18, 2022, the Bridge Loans were partially repaid by: i) a bond issue exempt from registration under U.S. Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 144A and Regulation S, both under the Securities Act, due 2027 (the “5-Year Bonds”), by a total principal amount of MUS$450 and ii) a bond issue exempt from registration under the Securities Law pursuant to Rule 144A and Regulation S, both under the Securities Law, due 2029 (the “Bonds to 7 Years”), for a total principal amount of MUS$700.

In the context of the exit of the Company from the Chapter 11 Procedure on November 3, 2022, the Bridge Loans were repaid with additional: MUS$350 corresponding to an incremental loan of Term Loan B.

On November 3, 2022, the company and all of its subsidiaries successfully emerged from Chapter 11.
Balances by currency of interest bearing loans are as follows:

	As of December 31, 2023	As of December 31, 2022
Currency	ThUS$	ThUS$

Brazilian real	—	314,322
Chilean peso (U.F.)	160,730	157,288
US Dollar	3,807,464	4,093,816
Total	3,968,194	4,565,426

Schedule of interest-bearing loans due in installments

				Nominal values							Accounting values
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization	Annual
																	Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	GOLDMAN SACHS	U.S.A.	US$	2,750	8,250	22,000	1,056,000	—	1,089,000	44,891	8,250	22,000	954,293	—	1,029,434	Quarterly	20.31	15.04
Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	—	—	—	160,214	160,214	—	516	—	—	160,214	160,730	At Expiration	2.00	2.00
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	450,000	700,000	1,150,000	—	34,215	—	434,204	673,686	1,142,105	At Expiration	15.00	13.38
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	2,912	9,168	26,772	28,945	103,907	171,704	3,936	9,168	26,121	28,553	103,541	171,319	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,854	11,693	32,356	34,083	50,599	132,585	3,900	11,693	32,356	34,083	50,571	132,603	Quarterly/Monthly	8.76	8.76
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	33	—	—	—	—	33	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	17	—	—	—	—	17	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	14,667	29,333	222,768	—	266,768	4,241	14,667	26,154	221,708	—	266,770	At Expiration	9.43	9.43
0-E	MUFG	U.S.A.	US$	11,768	35,960	16,374	—	—	64,102	11,805	35,960	16,374	—	—	64,139	Quarterly	7.11	7.11
0-E	EXIM BANK	U.S.A.	US$	—	—	40,662	42,122	16,325	99,109	282	—	40,662	42,122	16,325	99,391	Quarterly	2.29	2.05
Financial leases
0-E	NATIXIS	France	US$	6,516	19,779	54,443	56,972	77,647	215,357	8,559	19,779	54,117	56,754	77,555	216,764	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,374	49,311	17,492	—	—	84,177	17,905	49,311	15,731	—	—	82,947	Quarterly	4.41	3.16
0-E	PK AIRFINANCE	U.S.A.	US$	—	—	—	—	—	—	—	—	—	—	—	—	Quarterly
0-E	EXIM BANK	U.S.A.	US$	—	—	197,499	141,169	74,404	413,072	1,933	—	195,741	141,169	74,404	413,247	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	2,575	7,202	23,637	37,304	101,864	172,582	2,575	7,202	23,637	37,304	101,864	172,582	Monthly	10.71	10.71
Others loans
0-E	Various (*)		US$	104	—	—	—	—	104	104	—	—	—	—	104	At Expiration	-	-
	Total			47,853	156,030	460,568	2,069,363	1,284,963	4,018,777	100,181	190,761	452,893	1,950,190	1,258,163	3,952,188
(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2023
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

				Nominal values						Accounting values							Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization
	Tax No.	Creditor Country	Currency														Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial lease
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	510	1,530	4,080	9,886	—	16,006	Quarterly	—	—
	Total			510	1,530	4,080	9,886	—	16,006	510	1,530	4,080	9,886	—	16,006
	Total consolidated			48,363	157,560	464,648	2,079,249	1,284,963	4,034,783	100,691	192,291	456,973	1,960,076	1,258,163	3,968,194

				Nominal values						Accounting values						Amortization	Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	SANTANDER	Spain	US$	—	—	70,951	—	—	70,951	173	—	70,951	—	—	71,124	Quarterly	7.26	7.26
0-E	GOLDMANSACHS	U.S.A.	US$	2,750	8,250	22,000	1,067,000	—	1,100,000	30,539	8,250	22,000	939,760	—	1,000,549	Quarterly	18.46	13.38
Obligations with the public
97.036.000- K	SANTANDER	Chile	UF	—	—	—	—	156,783	156,783	505	—	—	—	156,783	157,288	At Expiration	2.00	2.00
97.036.000- K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	450,000	700,000	1,150,000	—	32,878	—	430,290	669,340	1,132,508	At Expiration	15.00	13.38
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	1,761	6,907	22,890	26,035	126,605	184,198	2,637	6,907	22,212	25,627	126,048	183,431	Quarterly	5.76	5.76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	2,208	6,110	32,620	33,210	67,457	141,605	2,233	6,110	32,620	33,210	67,457	141,630	Quarterly/Monthly	8.20	8.20
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	—	14,667	29,333	231,000	—	275,000	3,837	14,667	26,153	228,880	—	273,537	Quarterly	8.24	8.24
0-E	MUFG	U.S.A.	US$	11,345	34,624	66,419	—	—	112,388	11,404	34,624	66,419	—	—	112,447	Quarterly	6.23	6.23
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	1,470	—	—	—	—	1,470	At Expiration	1.00	1.00
0-E	EXIM BANK	U.S.A.	US$	—	—	17,737	36,431	32,444	86,612	237	—	17,738	36,431	32,444	86,850	Quarterly	2.01	1.78
Financial leases
0-E	CITIBANK	U.S.A.	US$	6,825	5,689	—	—	—	12,514	6,888	5,689	—	—	—	12,577	Quarterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,596	20,048	1,521	—	—	28,165	6,776	20,048	1,516	—	—	28,340	Quarterly	5.99	5.39
0-E	NATIXIS	France	US$	6,419	19,341	53,207	55,696	104,475	239,138	8,545	19,341	52,881	55,478	103,905	240,150	Quarterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	16,984	51,532	84,177	—	—	152,693	17,831	51,532	79,805	—	—	149,168	Quarterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,533	4,664	6,393	—	—	12,590	1,579	4,664	6,393	—	—	12,636	Quarterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	—	—	113,668	180,260	152,581	446,509	1,923	—	112,666	178,672	151,236	444,497	Quarterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	2,321	6,568	20,990	30,557	121,801	182,237	2,321	6,568	20,990	30,557	121,801	182,237	Monthly	10.45	10.45
Other loan
0-E	Various (*)		US$	2,028	—	—	—	—	2,028	2,028	—	—	—	—	2,028	At Expiration	-	-
	Total			60,770	178,400	541,906	2,110,189	1,462,149	4,353,414	100,926	211,278	532,344	1,958,905	1,429,017	4,232,470
(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2022
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

Tax No.		Creditor Country	Currency	Nominal values						Accounting values						Amortization	Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	Merril Lynch Credit Products LLC	Brazil	BRL	304,549	—	—	—	—	304,549	314,322	—	—	—	—	314,322	Monthly	3.95%	3.95
Financial lease
0-E	NATIXIS	France	US$	510	1,530	4,080	4,080	7,846	18,046	1,050	1,530	4,080	4,080	7,894	18,634	Semiannual/Quarterly	7.23%	7.23
	Total			305,059	1,530	4,080	4,080	7,846	322,595	315,372	1,530	4,080	4,080	7,894	332,956
	Total consolidated			365,829	179,930	545,986	2,114,269	1,469,995	4,676,009	416,298	212,808	536,424	1,962,985	1,436,911	4,565,426
(*)    Obligation to creditors for executed letters of credit.

Disclosure of movement of lease liabilities
The movement of the lease liabilities corresponding to the period reported are as follow:

	Aircraft	Others	Lease Liability Total
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	3,026,573	94,433	3,121,006
New contracts	518,478	875	519,353
Lease termination	(724,193)	(5,300)	(729,493)
Renegotiations	101,486	5,717	107,203
Payments	(95,831)	(24,192)	(120,023)
Accrued interest	88,245	8,334	96,579
Exchange differences	—	3,356	3,356
Cumulative translation adjustment	—	(2,332)	(2,332)
Other increases (decreases)	(31,097)	(3,914)	(35,011)
Changes	(142,912)	(17,456)	(160,368)
Closing balance as of December 31, 2021	2,883,661	76,977	2,960,638
Opening balance as of January 1, 2022	2,883,661	76,977	2,960,638
New contracts	354,924	13,019	367,943
Lease termination	(19,606)	—	(19,606)
Renegotiations	(76,233)	(4,198)	(80,431)
Exit effect of chapter 11 (*)	(995,888)	—	(995,888)
Payments	(154,823)	(26,172)	(180,995)
Accrued interest	142,939	9,194	152,133
Exchange differences	—	2,279	2,279
Cumulative translation adjustment	(2)	7,463	7,461
Other increases (decreases)	—	2,920	2,920
Changes	(748,689)	4,505	(744,184)
Closing balance as of December 31, 2022	2,134,972	81,482	2,216,454
Opening balance as of January 1, 2023	2,134,972	81,482	2,216,454
New contracts	943,178	2,976	946,154
Lease termination	(13,258)	(1,812)	(15,070)
Renegotiations	(7,194)	2,219	(4,975)
Payments	(376,006)	(23,277)	(399,283)
Accrued interest	212,500	9,633	222,133
Exchange differences	—	2,278	2,278
Subsidiaries conversion difference	6	297	303
Changes	759,226	(7,686)	751,540
Closing balance as of December 31, 2023	2,894,198	73,796	2,967,994

(*) Corresponds to the effect of emergence from Chapter 11 ThUS$679,273 associated with claim settlement (Derecognition of assets for right of use for ThUS$639,728 (See Note 24 letter g (4)) and conversion of Notes forThUS$39,545) and ThUS$316,615 due to IBR rate change.

The Company recognizes interest payments related to lease liabilities in the consolidated result under Finance costs (See Note 26(c)). The Average discount rates for calculation of lease liability are as follows.

	Discount rate December 2023	Discount rate December 2022
Aircraft	9.10%	8.80%
Others	13.00%	10.70%

Schedule of hedge information
The following tables show the level of hedge for different periods:

Positions as of December 31, 2023 (*)	Maturities
	Q124	Q224	Q324	Q424	Total
Percentage of coverage over the expected volume of consumption	35%	32%	30%	22%	30%

Positions as of December 31, 2022 (*)	Maturities
	Q123	Q223	Q323	Q423	Total
Percentage of coverage over the expected volume of consumption	24%	24%	15%	5%	17%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).
Hedge derivatives

	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Fair value of foreign currency derivatives	1,544	—	—	—	1,544	—
Total hedge derivatives	1,544	—	—	—	1,544	—

Schedule of hedging instruments
The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Interest rate option (1)	—	8,816
Fuel options (2)	22,136	12,594
Foreign currency derivative R$/BRL$ (3)	(1,544)	191

(1)They cover significant variations in cash flows associated with the market risk implicit in increases in the SOFR interest rate for long-term loans originating from the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedge contracts.

(2)Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(3) Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the US$/BRL. These contracts are recorded as cash flow hedge contracts.